Commitments And Contingencies (Narrative) (Details) $ in Millions	1 Months Ended	9 Months Ended
	Jan. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating leases treated as capital leases		$ 3		$ 4	$ 5
Refunded settlement amount, net of consulting fees		63
Decrease in property, plant and equipment balance		53
Decrease in operation and maintenance amount		$ 10
Number of lease agreements | item		2
2024		$ 1
2025		6		38
2026		7		28
2027		7		20
2028		7		$ 15
Thereafter (through expiration in 2034 and 2039		$ 85
Lease term				20 years
Percentage of full time employees represented by labor union				17.00%
Scenario, Forecast [Member]
Energy efficiency spending amount			$ 49
Subsequent Event [Member]
Refunded settlement amount, net of consulting fees	$ 63